Magda El Guindi-Rosenbaum
+1.202.373.6091
mer@morganlewis.com

VIA EDGAR

August 14, 2017

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Aspiriant Trust
File Nos. 333-178600 and 811-22648

Ladies and Gentlemen:

On behalf of Aspiriant Trust (the “Trust”), we are filing, pursuant to Rule 485(a) under the Securities Act of 1933 and to the Investment Company Act of 1940, Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A for the purpose of registering a new series of the Trust.

Please contact me at (202) 373-6091 with questions or comments.

Sincerely,

/s/ Magda El Guindi-Rosenbaum
Magda El Guindi-Rosenbaum